Cover	Apr. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-40995
Entity Registrant Name	Trine II Acquisition Corp.
Entity Central Index Key	0001841230
Entity Tax Identification Number	98-1575523
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	228 Park Avenue S.
Entity Address, Address Line Two	Ste 63482
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	503-2855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one
Title of 12(b) Security	Units, each consisting of one
Trading Symbol	TRAQ.U
Security Exchange Name	NYSE
Class A ordinary share, $0.0001 par value
Title of 12(b) Security	Class A ordinary share, $0.0001 par value
Trading Symbol	TRAQ
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	TRAQ.WS
Security Exchange Name	NYSE